Segment Information (Tables)	6 Months Ended
Jun. 30, 2014
SEGMENT INFORMATION [Abstract]
Segment summarized financial information
	Drybulk Vessel Operations		Logistics Business		Total
	Three Month Period Ended June 30, 2014	Three Month Period Ended June 30, 2013	Three Month Period Ended June 30, 2014	Three Month Period Ended June 30, 2013	Three Month Period Ended June 30, 2014	Three Month Period Ended June 30, 2013
Revenue	$ 75,440	$ 62,105	$ 69,968	$ 63,467	$ 145,408	$ 125,572
Interest expense and finance cost, net	(21,075)	(20,715)	(7,446)	(6,657)	(28,521)	(27,372)
Depreciation and amortization	(19,847)	(18,454)	(5,981)	(5,779)	(25,828)	(24,233)
Equity in net earnings of affiliated companies	7,079	4,127	—	—	7,079	4,127
Net (loss)/income attributable to Navios Holdings common stockholders	(22,999)	(18,704)	(13,681)	2,823	(36,680)	(15,881)
Total assets	2,472,563	2,422,071	604,474	551,620	3,077,037	2,973,691
Capital expenditures	(54,311)	(338)	(26,579)	(8,395)	(80,890)	(8,733)
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Investments in affiliates	340,375	303,103	—	—	340,375	303,103
Cash and cash equivalents	116,049	146,554	116,386	124,543	232,435	271,097
Restricted cash	2,631	6,011	—	—	2,631	6,011
Long-term debt (including current and non-current portion)	$ 1,249,218	$1,124,910	$ 375,494	$ 293,818	$1,624,712	$ 1,418,728

	Drybulk Vessel Operations		Logistics Business		Total
	Six Month Period Ended June 30, 2014	Six Month Period Ended June 30, 2013	Six Month Period Ended June 30, 2014	Six Month Period Ended June 30, 2013	Six Month Period Ended June 30, 2014	Six Month Period Ended June 30, 2013
Revenue	$ 152,033	$ 122,712	$ 115,566	$ 136,697	$ 267,599	$ 259,409
Interest expense and finance cost, net	(42,405)	(40,692)	(14,162)	(12,038)	(56,567)	(52,730)
Depreciation and amortization	(39,454)	(36,684)	(12,048)	(11,872)	(51,502)	(48,556)
Equity in net earnings of affiliated companies	29,497	18,250	—	—	29,497	18,250
Net (loss)/income attributable to Navios Holdings common stockholders	(20,833)	(32,647)	(13,794)	6,611	(34,627)	(26,036)
Total assets	2,472,563	2,422,071	604,474	551,620	3,077,037	2,973,691
Capital expenditures	(72,013)	(435)	(38,740)	(17,784)	(110,753)	(18,219)
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Investments in affiliates	340,375	303,103	—	—	340,375	303,103
Cash and cash equivalents	116,049	146,554	116,386	124,543	232,435	271,097
Restricted cash	2,631	6,011	—	—	2,631	6,011
Long-term debt (including current and non-current portion)	$ 1,249,218	$1,124,910	$ 375,494	$ 293,818	$1,624,712	$ 1,418,728